EQUIPMENT, NET (Details Narrative) - HKD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Equipment Net
Depreciation expense	$ 70,901	$ 5,908	$ 1,000